Current liabilities - provisions	6 Months Ended
Dec. 31, 2024
Current liabilities - provisions [Abstract]
Current liabilities - provisions	Note 12. Current liabilities - provisions
	31 Dec 2024	30 Jun 2024
	$'000	$'000

Provision for employee benefits	364	428